SCHEDULE OF ESTIMATED USEFUL LIVES OF THE ASSETS (Details)	Aug. 31, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	5 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Property and equipment, expected useful lives